Stock Based Compensation (Detail Textuals 2) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional stock-based compensation as result of modification	$ 98,172	$ 792,601
Unamortized expense		$ 1,730,791
Number of shares vested in period			32,463
Number of shares for income tax withholdings			2,831
Performance-based stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of PSUs	10 years	10 years
Condition for early excercise of stock based performance units	excess of $400 million	excess of $400 million
Method used for cost of award	Monte Carlo simulation model	Monte Carlo simulation model
Number of PSU exchanged for RSU	434,780
Unamortized expense	$ 300,000
Share Price		$ 3.45
Performance-based stock units | After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%
Performance-based stock units | Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU issued in connection with PSU	391,303
Unamortized expense		$ 21,100,000
Number of shares vested in period	391,303
Restricted stock units | After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%
Number of shares vested in period	130,434
Restricted stock units | Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%